Hughes Retail Preferred Tracking Stock - Agreement (Details)				1 Months Ended		12 Months Ended
	Mar. 02, 2014 shares	Mar. 02, 2014 USD ($)	Mar. 01, 2014 shares	Mar. 31, 2014 satellite	Feb. 28, 2014 USD ($) satellite	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($)	Jan. 31, 2017
Hughes Retail Preferred Tracking Stock
Proceeds from issuance of Hughes Retail Preferred Tracking Stock | $						$ 0	$ 0	$ 10,601,000
HSS
Hughes Retail Preferred Tracking Stock
Proceeds from issuance of Hughes Retail Preferred Tracking Stock | $								$ 10,601,000
Hughes Retail Preferred Tracking Stock
Hughes Retail Preferred Tracking Stock
Preferred stock, shares authorized (in shares) | shares						300	300
Preferred stock, par value (in dollars per share) | $ / shares						$ 0.001	$ 0.001
Dividend or other distributions paid on preferred stock | $						$ 0
Hughes Retail Preferred Tracking Stock | EchoStar
Hughes Retail Preferred Tracking Stock
Preferred stock, shares authorized (in shares) | shares						13,000,000
Preferred stock, par value (in dollars per share) | $ / shares						$ 0.001
Portion of one vote entitled to each share						0.10
DISH Network | EchoStar
Hughes Retail Preferred Tracking Stock
Percentage of capital stock held						6.30%
DISH Network | HSS
Hughes Retail Preferred Tracking Stock
Percentage of capital stock held						7.50%
DISH Network | Satellite and Tracking Stock Transaction | EchoStar and HSSC
Hughes Retail Preferred Tracking Stock
Number of satellites transferred | satellite				5	5
Proceeds from issuance of Hughes Retail Preferred Tracking Stock | $		$ 11,400,000			$ 11,400,000
DISH Network | Satellite and Tracking Stock Transaction | HSS
Hughes Retail Preferred Tracking Stock
Number of satellites received | satellite					2
DISH Network | Satellite and Tracking Stock Transaction | Hughes Retail Preferred Tracking Stock | EchoStar
Hughes Retail Preferred Tracking Stock
Number of shares issued during the period | shares			6,290,499
DISH Network | Satellite and Tracking Stock Transaction | Hughes Retail Preferred Tracking Stock | HSS
Hughes Retail Preferred Tracking Stock
Number of shares issued during the period | shares	81.128
Hughes Retail Group | Satellite and Tracking Stock Transaction | HSS
Hughes Retail Preferred Tracking Stock
Percentage of economic interest held	20.00%
Hughes Retail Group | DISH Network | Satellite and Tracking Stock Transaction | EchoStar
Hughes Retail Preferred Tracking Stock
Percentage of economic interest held	51.89%
Hughes Retail Group | DISH Network | Satellite and Tracking Stock Transaction | HSS
Hughes Retail Preferred Tracking Stock
Percentage of economic interest held	28.11%					28.11%
Hughes Retail Group | DISH Network | Satellite and Tracking Stock Transaction | Hughes Retail Preferred Tracking Stock
Hughes Retail Preferred Tracking Stock
Percentage of economic interest held	80.00%		80.00%			80.00%
EchoStar Technologies Business | Subsequent Event | DISH Network | Share Exchange Agreement
Hughes Retail Preferred Tracking Stock
Ownership interest acquired by related party (as a percent)									100.00%
EchoStar Technologies Business | DISH Network | Subsequent Event | Share Exchange Agreement
Hughes Retail Preferred Tracking Stock
Ownership interest acquired by related party (as a percent)									100.00%